Equity (Details) - shares		May 10, 2023	Mar. 31, 2025		Jul. 05, 2024	May 15, 2024	Mar. 31, 2024		Aug. 02, 2022
Equity [Line Items]
Ordinary shares issued			17,613,083	[1]	113,083	1,500,000	16,000,000	[1]
Stock split ratio		1-to-160,000
Ordinary shares outstanding	[1]		17,613,083				16,000,000
Reverse stock split		160,000 for 1
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued									100
Share split of issued and outstanding shares		100
Common Stock [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares issued		16,000,000
Ordinary shares outstanding		16,000,000

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.